Debt Securities Available for Sale - Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost
Amortized cost - Within 1 year	$ 1,225,639
Amortized cost - After 1 to 5 years	10,127,468
Amortized cost - After 5 to 10 years	5,272,106
Amortized cost - After 10 years	8,436,011
Amortized cost	25,061,224
Fair Value
Fair value - Within 1 year	1,239,127
Fair value - After 1 to 5 years	10,163,506
Fair value - After 5 to 10 years	5,254,323
Fair value - After 10 years	8,311,313
Fair Value	$ 24,968,269	$ 21,561,152